RECEIVABLES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
RECEIVABLES [Text Block]

4. RECEIVABLES

The Company’s receivables are related to the sale of foreign subsidiaries, royalty receivable, goods and services tax and harmonized sales taxes receivable from government taxation authorities, and recovery of exploration expenditures from joint venture partner.

As at December 31, 2017 and 2016, the current receivables were as follows:

Category	December 31, 2017	December 31, 2016
Sale of Akarca (Note 9)	$2,447,595	$4,145,898
Royalty income receivable	258,223	306,513
Refundable taxes	151,163	142,857
Recoverable exploration expenditures and advances	270,547	79,090
Other	248,883	168,375
As at December 31, 2017	3,376,411	4,842,733
Less: Long term portion	-	(1,412,727)
Total	$3,376,411	$3,430,006

The carrying amounts of the Company’s current and non – current receivables are denominated in the following currencies:

Currency	December 31, 2017	December 31, 2016
Canadian Dollars	$280,925	$48,448
US Dollars	3,040,347	4,744,825
Turkish Lira	24,535	41,785
Swedish Krona	29,575	6,824
Other	1,029	851
Total	$3,376,411	$4,842,733